EQUITY - Disclosure of number of restricted share units ("RSU") (Details) - Restricted Share Units [Member]	12 Months Ended
Dec. 31, 2021 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU outstanding at the beginning	0
RSU granted during the year	550,000
RSU exercisable at the end of year	229,006
RSU outstanding at the end of the year	550,000